Fair Value Measurements (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2011 item
Series A Preferred Stock
Level 3 Valuation
Fair value of shares (in dollars per share)	$ 1
Series B preferred shares
Level 3 Valuation
Fair value of shares (in dollars per share)	$ 1
Level 3 | Series A Warrant
Level 3 Valuation
Volatility (as a percent)		64.70%
Strike price (in dollars per share)	$ 0.01	$ 0.01
Number of scenarios for expected outcome probability weight	3	3
Expected outcome probability rate of merger (as a percent)	65.00%	50.00%
Expected outcome probability rate of technology sale (as a percent)		20.00%
Expected outcome probability rate of dissolution (as a percent)	20.00%	30.00%
Expected outcome probability rate of initial public offering (as a percent)	15.00%
Level 3 | Series A Warrant | Minimum
Level 3 Valuation
Volatility (as a percent)	47.20%
Risk free interest rate (as a percent)	0.05%	0.06%
Expected life	3 months	6 months
Level 3 | Series A Warrant | Maximum
Level 3 Valuation
Volatility (as a percent)	85.30%
Risk free interest rate (as a percent)	0.62%	0.12%
Expected life	4 years 6 months	1 year
Level 3 | Series A Warrant | Series A Preferred Stock | Minimum
Level 3 Valuation
Fair value of shares (in dollars per share)	$ 1.22	$ 0.18
Level 3 | Series A Warrant | Series A Preferred Stock | Maximum
Level 3 Valuation
Fair value of shares (in dollars per share)	$ 4.34	$ 1.51
Level 3 | Series B Warrant
Level 3 Valuation
Number of scenarios for expected outcome probability weight	3
Expected outcome probability rate of merger (as a percent)	65.00%
Expected outcome probability rate of dissolution (as a percent)	20.00%
Expected outcome probability rate of initial public offering (as a percent)	15.00%
Level 3 | Series B Warrant | Minimum
Level 3 Valuation
Volatility (as a percent)	47.20%
Risk free interest rate (as a percent)	0.05%
Strike price (in dollars per share)	$ 1.00
Expected life	3 months
Level 3 | Series B Warrant | Maximum
Level 3 Valuation
Volatility (as a percent)	80.10%
Risk free interest rate (as a percent)	1.68%
Strike price (in dollars per share)	$ 2.50
Expected life	9 years 6 months
Level 3 | Series B Warrant | Series B preferred shares | Minimum
Level 3 Valuation
Fair value of shares (in dollars per share)	$ 1.18
Level 3 | Series B Warrant | Series B preferred shares | Maximum
Level 3 Valuation
Fair value of shares (in dollars per share)	$ 4.22